Equity accounted investments - Summary of Financial Statements of Rand Refinery (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				R 112,292	R 114,849	R 138,051
Total comprehensive income				(5,172)	(34,445)	21,335
Non-current assets	R 89,583	R 81,119	R 105,867	89,583	81,119	105,867
Current assets	48,409	61,822	60,764	48,409	61,822	60,764
Non-current liabilities	(68,848)	(54,927)	(55,408)	(68,848)	(54,927)	(55,408)
Current liabilities	(20,855)	(36,407)	(20,219)	(20,855)	(36,407)	(20,219)
Fair value adjustment				113	(108)	(152)
Equity-accounted investments	7,323	7,148	8,471	7,323	7,148	8,471
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	1,065	853	843	1,065	853	843
Dividends received	(221)	(116)	(188)	(221)	(233)	(307)
Fair value adjustment				(36)	(36)	(36)
Reconciling items				(42)	(41)	(41)
Equity-accounted investments	766	660	578	R 766	660	578	R 649
Proportion of ownership interest in associate				44.40%
Separate | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				R 2,129	1,738	1,189
Total comprehensive income				735	708	532
Non-current assets	803	761	556	803	761	556
Current assets	2,238	1,890	1,955	2,238	1,890	1,955
Non-current liabilities	(117)	(44)	(50)	(117)	(44)	(50)
Current liabilities	(529)	(688)	(565)	(529)	(688)	(565)
Net assets (liabilities)	R 2,395	R 1,919	R 1,896	R 2,395	R 1,919	R 1,896